LEASES (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2023	Sep. 01, 2023	Apr. 01, 2023	Feb. 15, 2020	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Aug. 01, 2022
Lease term						12 months		12 months		12 months
Operating lease expense						$ 130,295	$ 124,780	$ 266,424	$ 152,333	$ 372,162	$ 112,753
Finance lease description								Standard leases a truck used for its operations under a five-year lease that commenced during May 2022 and which ends during May 2027.
Monthly payment								$ 3,304
Interest rate						12.08%		12.08%
Finance lease right of use asset						$ 1,061.78		$ 1,061.78
Interest Expense, Operating and Nonoperating						3,304		3,304
Finance Lease, Right-of-Use Asset, Amortization						1,831		1,831
Operating Lease, Right-of-Use Asset						$ 557,233		$ 557,233		$ 1,582,624	$ 194,112
Troy Michigan [Member]
Lease term						62 months		62 months		62 months
Lease expiration date								Jan. 15, 2025		Jan. 15, 2025
Lease payment				$ 8,251				$ 9,287
Straight line rent								8,479		$ 8,479
Operating lease expense								59,000		110,000
Detroit Michigan [Member]
Lease term			60 months										60 months
Lease expiration date			Mar. 31, 2028
Straight line rent		$ 29,113						9,000		29,113
Operating lease expense								333,000		1,485,000
Renewal term		5 years
Remaining lease term												38 months
Operating Lease, Right-of-Use Asset										1,411,851
Bloomfield Hills [Member]
Lease term	39 months
Lease expiration date	Jan. 31, 2027
Lease payment					$ 7,417
Straight line rent								7,542		7,542
Operating lease expense								$ 241,000		287,000
Operating Lease, Right-of-Use Asset										$ 251,057
Bloomfield Hills [Member] | Subsequent Event [Member]
Lease payment					$ 7,417